Schedule of investments
Delaware Ivy Limited-Term Bond Fund
June 30, 2023 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.42%
GNMA
Series 2012-39 PA 2.00% 3/16/42	1,540,678	$ 1,394,433
Series 2015-151 KC 3.50% 4/20/34	696,739	666,267
Total Agency Collateralized Mortgage Obligations (cost $2,256,125)		2,060,700

Agency Commercial Mortgage-Backed Securities — 7.52%
FREMF Mortgage Trust
Series 2013-K33 B 144A 3.551% 8/25/46 #, •	3,000,000	2,987,937
Series 2013-K33 C 144A 3.551% 8/25/46 #, •	3,750,000	3,733,408
Series 2015-K47 B 144A 3.71% 6/25/48 #, •	2,500,000	2,390,732
Series 2015-KF12 B 144A 12.293% (LIBOR01M + 7.10%, Floor 7.10%) 9/25/22 #, •	2,314,849	2,309,828
Series 2017-K724 C 144A 3.596% 12/25/49 #, •	1,500,000	1,476,680
Series 2017-K728 C 144A 3.768% 11/25/50 #, •	910,000	875,272
Series 2017-KF33 B 144A 7.743% (LIBOR01M + 2.55%, Floor 2.55%) 6/25/27 #, •	968,036	890,629
Series 2017-KF39 B 144A 7.693% (LIBOR01M + 2.50%, Floor 2.50%) 11/25/24 #, •	1,852,558	1,809,409
Series 2017-KF40 B 144A 7.893% (LIBOR01M + 2.70%, Floor 2.70%) 11/25/27 #, •	1,447,006	1,366,789
Series 2018-K732 B 144A 4.189% 5/25/25 #, •	985,000	943,350
Series 2018-KF46 B 144A 7.143% (LIBOR01M + 1.95%, Floor 1.95%) 3/25/28 #, •	1,423,361	1,293,909
Series 2018-KF47 B 144A 7.193% (LIBOR01M + 2.00%, Floor 2.00%) 5/25/25 #, •	989,299	955,311
Series 2018-KF48 B 144A 7.243% (LIBOR01M + 2.05%, Floor 2.05%) 6/25/28 #, •	798,326	707,745
Series 2018-KF49 B 144A 7.093% (LIBOR01M + 1.90%, Floor 1.90%) 6/25/25 #, •	837,687	799,730
Series 2018-KF51 B 144A 7.043% (LIBOR01M + 1.85%, Floor 1.85%) 8/25/25 #, •	2,421,495	2,324,679
Series 2019-KF60 B 144A 7.543% (LIBOR01M + 2.35%, Floor 2.35%) 2/25/26 #, •	2,844,863	2,715,373
	Principal amount°	Value (US $)

Agency Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2019-KF61 B 144A 7.393% (LIBOR01M + 2.20%, Floor 2.20%) 4/25/29 #, •	967,849	$ 865,123
Series 2019-KF68 B 144A 7.393% (LIBOR01M + 2.20%, Floor 2.20%) 7/25/26 #, •	2,140,893	2,009,033
Series 2019-KF69 B 144A 7.493% (LIBOR01M + 2.30%, Floor 2.30%) 8/25/29 #, •	1,062,100	964,738
Series 2019-KF70 B 144A 7.493% (LIBOR01M + 2.30%, Floor 2.30%) 9/25/29 #, •	978,743	901,841
Series 2019-KF73 B 144A 7.643% (LIBOR01M + 2.45%, Floor 2.45%) 11/25/29 #, •	2,606,163	2,403,472
Series 2020-KF74 B 144A 7.343% (LIBOR01M + 2.15%, Floor 2.15%) 1/25/27 #, •	1,114,999	1,056,489
Series 2020-KF75 B 144A 7.443% (LIBOR01M + 2.25%, Floor 2.25%) 12/25/29 #, •	1,212,397	1,095,351
Total Agency Commercial Mortgage-Backed Securities (cost $39,006,520)		36,876,828

Collateralized Debt Obligations — 12.69%
Benefit Street Partners CLO XX Series 2020-20A AR 144A 6.43% (LIBOR03M + 1.17%, Floor 1.17%) 7/15/34 #, •	5,000,000	4,913,100
BlueMountain CLO XXX Series 2020-30A AR 144A 6.356% (TSFR03M + 1.37%, Floor 1.37%) 4/15/35 #, •	3,000,000	2,951,343
Canyon CLO Series 2020-1A AR 144A 6.44% (LIBOR03M + 1.18%, Floor 1.18%) 7/15/34 #, •	4,600,000	4,518,046
CIFC Funding Series 2022-2A A1 144A 6.348% (TSFR03M + 1.32%, Floor 1.32%) 4/19/35 #, •	5,000,000	4,901,005
Dryden 77 CLO Series 2020-77A AR 144A 6.499% (LIBOR03M + 1.12%, Floor 1.12%) 5/20/34 #, •	2,600,000	2,553,572
Galaxy XXI CLO Series 2015-21A AR 144A 6.27% (LIBOR03M + 1.02%) 4/20/31 #, •	4,900,000	4,829,489
NQ- IV003 [0623] 0823 (3049452)    1

Schedule of investments
Delaware Ivy Limited-Term Bond Fund   (Unaudited)
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Golub Capital Partners CLO 50B-R Series 2020-50A A1R 144A 6.418% (TSFR03M + 1.37%, Floor 1.37%) 4/20/35 #, •	5,000,000	$ 4,866,535
KKR CLO 41 Series 2022-41A A1 144A 6.316% (TSFR03M + 1.33%, Floor 1.33%) 4/15/35 #, •	5,000,000	4,859,165
Neuberger Berman CLO XX Series 2015-20A ARR 144A 6.42% (LIBOR03M + 1.16%, Floor 1.16%) 7/15/34 #, •	2,000,000	1,967,932
Octagon Investment Partners 48 Series 2020-3A AR 144A 6.40% (LIBOR03M + 1.15%, Floor 1.15%) 10/20/34 #, •	5,000,000	4,908,065
PPM CLO 3 Series 2019-3A AR 144A 6.35% (LIBOR03M + 1.09%, Floor 1.09%) 4/17/34 #, •	3,750,000	3,646,065
Regatta XIX Funding Series 2022-1A A1 144A 6.368% (TSFR03M + 1.32%, Floor 1.32%) 4/20/35 #, •	5,000,000	4,875,630
Sound Point CLO XXV Series 2019-4A A1R 144A 6.348% (TSFR03M + 1.28%, Floor 1.28%) 4/25/33 #, •	5,000,000	4,912,050
Voya CLO Series 2020-3A AR 144A 6.40% (LIBOR03M + 1.15%, Floor 1.15%) 10/20/34 #, •	3,000,000	2,933,358
Wind River CLO Series 2021-3A A 144A 6.40% (LIBOR03M + 1.15%, Floor 1.15%) 7/20/33 #, •	4,700,000	4,570,332
Total Collateralized Debt Obligations (cost $63,280,787)		62,205,687

Corporate Bonds — 52.93%
Banking — 14.13%
Bank of America
4.125% 1/22/24	3,000,000	2,974,496
4.20% 8/26/24	3,675,000	3,607,492
5.501% 6/14/24 •	2,175,000	2,172,072

Bank of New York Mellon 5.802% 10/25/28 μ	1,264,000	1,289,226
Barclays 7.385% 11/2/28 μ	305,000	317,956
Citigroup
5.50% 9/13/25	1,900,000	1,889,801
5.61% 9/29/26 μ	385,000	384,682
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Citizens Bank
4.119% 5/23/25 μ	3,925,000	$ 3,718,413
6.064% 10/24/25 μ	1,185,000	1,123,552

Credit Suisse 7.95% 1/9/25	350,000	357,278
Deutsche Bank 6.72% 1/18/29 μ	514,000	515,131
Fifth Third Bank 5.852% 10/27/25 μ	1,935,000	1,885,804
Goldman Sachs Group
3.85% 7/8/24	3,190,000	3,129,377
4.25% 10/21/25	3,234,000	3,118,084
5.88% 12/9/26 •	3,700,000	3,671,764
Huntington National Bank
4.008% 5/16/25 μ	2,230,000	2,146,174
5.65% 1/10/30	460,000	439,682
JPMorgan Chase & Co.
0.653% 9/16/24 μ	3,000,000	2,965,199
3.875% 9/10/24	2,542,000	2,482,711
4.08% 4/26/26 μ	6,515,000	6,333,731
KeyBank
4.15% 8/8/25	1,880,000	1,738,140
5.85% 11/15/27	285,000	268,605

KeyCorp 3.878% 5/23/25 μ	1,910,000	1,766,884
Morgan Stanley
6.138% 10/16/26 μ	6,170,000	6,234,756
6.296% 10/18/28 μ	987,000	1,015,104

Popular 7.25% 3/13/28	395,000	395,000
SBA Tower Trust
144A 1.884% 7/15/50 #	3,222,000	2,894,180
144A 2.836% 1/15/50 #	5,840,000	5,545,164
US Bancorp
4.653% 2/1/29 μ	149,000	142,471
5.727% 10/21/26 μ	406,000	405,939

Wells Fargo & Co. 3.908% 4/25/26 μ	4,475,000	4,328,746
		69,257,614
Basic Industry — 1.42%
Celanese US Holdings
6.05% 3/15/25	330,000	328,817
6.165% 7/15/27	1,185,000	1,179,696

Graphic Packaging International 144A 0.821% 4/15/24 #	3,650,000	3,503,195
Nutrien 5.95% 11/7/25	1,920,000	1,932,350
		6,944,058
Capital Goods — 4.08%
General Electric 5.012% 1/1/24	1,059,067	1,057,642
Huntington Ingalls Industries 0.67% 8/16/23	5,000,000	4,969,759

2    NQ- IV003 [0623] 0823 (3049452)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Lennox International 1.35% 8/1/25	3,925,000	$ 3,580,769
Mauser Packaging Solutions Holding 144A 7.875% 8/15/26 #	2,820,000	2,804,739
Parker-Hannifin
3.65% 6/15/24	3,315,000	3,249,292
4.25% 9/15/27	2,440,000	2,367,813

Republic Services 0.875% 11/15/25	2,200,000	1,980,445
		20,010,459
Communications — 7.94%
AT&T
1.70% 3/25/26	3,650,000	3,328,252
2.95% 7/15/26	3,750,000	3,530,185

Charter Communications Operating 4.908% 7/23/25	4,015,000	3,938,502
Crown Castle 3.15% 7/15/23	1,195,000	1,193,551
Crown Castle Towers 144A 3.663% 5/15/45 #	2,050,000	1,952,852
Netflix 5.875% 2/15/25	3,750,000	3,768,375
SBA Tower Trust 144A 3.869% 10/8/49 #	6,500,000	6,300,358
Sprint 7.875% 9/15/23	5,130,000	5,147,006
T-Mobile USA 3.75% 4/15/27	3,500,000	3,314,811
Verizon Communications 1.45% 3/20/26	2,200,000	1,995,717
Warnermedia Holdings
3.638% 3/15/25	3,890,000	3,754,121
6.412% 3/15/26	730,000	730,770
		38,954,500
Consumer Cyclical — 4.19%
Aptiv 2.396% 2/18/25	2,805,000	2,663,483
Ford Motor Credit
2.30% 2/10/25	235,000	219,901
2.70% 8/10/26	1,700,000	1,519,357
3.375% 11/13/25	3,095,000	2,880,840

Hyundai Capital America 144A 1.25% 9/18/23 #	2,200,000	2,179,261
MGM Resorts International 5.75% 6/15/25	4,825,000	4,786,368
VICI Properties 4.95% 2/15/30	1,310,000	1,230,070
Volkswagen Group of America Finance 144A 0.875% 11/22/23 #	5,150,000	5,056,116
		20,535,396
Consumer Non-Cyclical — 3.67%
Amgen 5.15% 3/2/28	680,000	679,873
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Becton Dickinson 3.734% 12/15/24	998,000	$ 969,265
HCA 5.20% 6/1/28	320,000	317,622
McCormick & Co.
0.90% 2/15/26	2,975,000	2,653,621
3.50% 9/1/23	1,320,000	1,314,732

Medtronic Global Holdings 4.25% 3/30/28	1,020,000	996,201
Pfizer Investment Enterprises 4.45% 5/19/28	700,000	688,353
Royalty Pharma
0.75% 9/2/23	5,200,000	5,152,513
1.20% 9/2/25	3,940,000	3,554,701

Tenet Healthcare 4.875% 1/1/26	1,475,000	1,438,117
Zoetis 5.40% 11/14/25	230,000	230,765
		17,995,763
Electric — 3.57%
Duke Energy Carolinas 3.95% 11/15/28	2,545,000	2,433,027
Edison International 3.55% 11/15/24	3,700,000	3,577,692
Metropolitan Edison 144A 5.20% 4/1/28 #	1,045,000	1,035,305
MidAmerican Energy 3.70% 9/15/23	3,000,000	2,987,797
National Rural Utilities Cooperative Finance
1.875% 2/7/25	2,630,000	2,484,436
4.45% 3/13/26	1,080,000	1,063,939
4.80% 3/15/28	830,000	820,960

NextEra Energy Capital Holdings 6.051% 3/1/25	760,000	763,197
Southern 4.85% 6/15/28	1,400,000	1,372,974
Vistra Operations 144A 5.125% 5/13/25 #	985,000	961,356
		17,500,683
Energy — 4.45%
Eastern Energy Gas Holdings 3.55% 11/1/23	3,765,000	3,724,369
Energy Transfer
4.25% 4/1/24	3,200,000	3,151,632
5.55% 2/15/28	2,700,000	2,695,048

Galaxy Pipeline Assets Bidco 144A 1.75% 9/30/27 #	3,063,354	2,828,270
Harvest Operations 144A 1.00% 4/26/24 #	3,600,000	3,457,752
Occidental Petroleum 5.875% 9/1/25	4,560,000	4,532,908

NQ- IV003 [0623] 0823 (3049452)    3

Schedule of investments
Delaware Ivy Limited-Term Bond Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)

Targa Resources Partners 5.00% 1/15/28	1,475,000	$ 1,408,990
		21,798,969
Finance Companies — 1.33%
AerCap Ireland Capital DAC
1.65% 10/29/24	2,795,000	2,627,784
3.00% 10/29/28	625,000	540,898

Air Lease 5.85% 12/15/27	380,000	379,852
Aviation Capital Group
144A 4.375% 1/30/24 #	3,000,000	2,951,527
144A 6.25% 4/15/28 #	47,000	46,935
		6,546,996
Insurance — 3.36%
Athene Global Funding
144A 0.914% 8/19/24 #	2,150,000	2,009,935
144A 0.95% 1/8/24 #	3,000,000	2,911,662

Humana 5.75% 3/1/28	285,000	290,196
MassMutual Global Funding II 144A 0.60% 4/12/24 #	5,100,000	4,907,331
Met Tower Global Funding 144A 3.70% 6/13/25 #	2,100,000	2,014,976
Principal Life Global Funding II 144A 0.75% 4/12/24 #	2,200,000	2,112,421
Protective Life Global Funding 144A 0.631% 10/13/23 #	2,250,000	2,215,970
		16,462,491
Natural Gas — 0.61%
Sempra Energy 3.30% 4/1/25	3,110,000	2,984,492
		2,984,492
Technology — 3.83%
Baidu 1.72% 4/9/26	1,050,000	942,069
Oracle 5.80% 11/10/25	1,355,000	1,370,582
PayPal Holdings 1.65% 6/1/25	5,342,000	5,001,567
Roper Technologies 1.00% 9/15/25	3,600,000	3,274,554
Sensata Technologies
144A 5.00% 10/1/25 #	3,720,000	3,645,324
144A 5.625% 11/1/24 #	950,000	943,686

Thomson Reuters 4.30% 11/23/23	3,630,000	3,600,715
		18,778,497
Transportation — 0.35%
American Airlines 144A 5.50% 4/20/26 #	328,283	325,522
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Transportation (continued)
ERAC USA Finance 144A 4.60% 5/1/28 #	1,440,000	$ 1,400,089
		1,725,611
Total Corporate Bonds (cost $270,257,915)		259,495,529

Non-Agency Asset-Backed Securities — 8.79%
BMW Vehicle Lease Trust Series 2022-1 A3 1.10% 3/25/25	3,897,513	3,830,865
Discover Card Execution Note Trust Series 2022-A4 A 5.03% 10/15/27	5,750,000	5,720,675
Enterprise Fleet Financing Series 2022-2 A2 144A 4.65% 5/21/29 #	1,624,162	1,598,951
Ford Credit Auto Owner Trust Series 2022-A B 1.91% 7/15/27	3,550,000	3,251,533
Ford Credit Floorplan Master Owner Trust Series 2020-2 A 1.06% 9/15/27	7,600,000	6,894,747
GM Financial Automobile Leasing Trust Series 2022-1 B 2.23% 2/20/26	4,150,000	3,972,890
GTE Auto Receivables Trust Series 2023-1 A2 144A 5.65% 8/17/26 #	2,500,000	2,486,398
Hyundai Auto Lease Securitization Trust Series 2023-A A3 144A 5.05% 1/15/26 #	2,500,000	2,479,512
Toyota Lease Owner Trust Series 2021-B A3 144A 0.42% 10/21/24 #	3,085,460	3,050,857
Verizon Master Trust
Series 2022-2 A 1.53% 7/20/28	3,000,000	2,816,827
Series 2022-2 B 1.83% 7/20/28	3,550,000	3,321,843

Volkswagen Auto Lease Trust Series 2022-A A3 3.44% 7/21/25	3,750,000	3,672,833
Total Non-Agency Asset-Backed Securities (cost $44,329,379)		43,097,931

US Treasury Obligations — 17.10%
US Treasury Notes
4.00% 6/30/28	29,790,000	29,629,414

4    NQ- IV003 [0623] 0823 (3049452)

(Unaudited)
	Principalamount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Notes
4.125% 6/15/26	54,755,000	$ 54,207,450
Total US Treasury Obligations (cost $84,045,533)		83,836,864

Total Value of Securities—99.45% (cost $503,176,259)		487,573,539
Receivables and Other Assets Net of Liabilities—0.55%		2,694,701★
Net Assets Applicable to 47,653,963 Shares Outstanding—100.00%		$490,268,240
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2023, the aggregate value of Rule 144A securities was $172,702,159, which represents 35.23% of the Fund's net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2023. Rate will reset at a future date.
★	Includes $614,405 cash collateral held at broker for futures contracts as of June 30, 2023.

 The following futures contracts were outstanding at June 30, 2023:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
409	US Treasury 2 yr Notes	$83,167,594	$84,350,829	9/29/23	$(1,183,235)	$(12,781)
63	US Treasury 5 yr Notes	6,746,906	6,859,915	9/29/23	(113,009)	—
Total Futures Contracts			$91,210,744		$(1,296,244)	$(12,781)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the variation margin is reflected in the Fund's net assets.
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
Summary of abbreviations: (continued)
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
yr – Year

NQ- IV003 [0623] 0823 (3049452)    5